AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Principal Amount	General Obligation Bonds (38.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (1.1%)
	Englewood, Colorado
$ 1,000,000	5.000%, 12/01/30	NR/AA+/NR	$ 1,237,090

	Wheat Ridge, Colorado Urban Renewal Authority Tax Increment
1,270,000	5.000%, 12/01/31	NR/AA-/NR	1,679,258
	Total City & County		2,916,348

	Metropolitan District (1.4%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,695,108

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,164,780
	Total Metropolitan District		3,859,888

	School Districts (35.0%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa1/AA/NR	3,401,520
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,174,750
1,435,000	5.000%, 12/15/29	Aa1/AA/NR	1,728,228
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,305,870
3,150,000	5.000%, 12/15/32	Aa1/AA/NR	3,781,796

	Adams & Arapahoe Counties, Colorado Joint School District #28J
4,125,000	5.000%, 12/01/30	Aa1/NR/AA	4,962,375

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,075,382
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,086,620
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,132,190
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,241,822
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,553,216
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,434,257

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,709,479

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,188,650

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Boulder, Larimer & Weld Counties, Colorado Series A
$2,000,000	5.000%, 12/15/24	Aa1/AA+/NR	$2,268,940

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,419,500

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa1/AA+/NR	1,206,500

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,799,861

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,406,000

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,262,520
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,518,840

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
1,000,000	5.000%, 12/15/31	Aa1/NR/AA+	1,268,480

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,204,610

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,526,680

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,720,658
1,250,000	5.000%, 12/15/31	Aa1/NR/NR	1,502,738

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,738,085
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,909,005
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	3,298,048
3,000,000	4.000%, 12/15/33	Aa1/AA/NR	3,699,000

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,009,510

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,271,130
800,000	5.000%, 12/15/30	Aa1/NR/NR	1,016,904

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
$1,500,000	4.250%, 12/15/24	Aa2/NR/NR	$1,556,355

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,267,840

	Pitkin County, Colorado School District No. 1, Aspen
1,000,000	4.000%, 12/01/32	Aaa/NR/NR	1,243,750

	Pueblo County, Colorado School District No. 60
2,000,000	5.000%, 12/15/30	Aa2/AA/NR	2,601,400

	Pueblo County, Colorado School District No. 70
3,000,000	4.000%, 12/01/33	Aa2/AA/NR	3,696,390

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,422,120

	Weld County, Colorado School District No. 6, Greeley
1,000,000	4.000%, 12/01/34	Aa2/AA/NR	1,236,620
1,105,000	5.000%, 12/01/34	Aa2/AA/NR	1,426,909
	Total School Districts		92,274,548

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,286,045
	Total General Obligation Bonds		100,336,829

	Revenue Bonds (47.3%)
	City & County (1.1%)
	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,757,985

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,273,800
	Total City & County		3,031,785

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (3.0%)
	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
$1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	$1,168,950

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,705,144

	Colorado Springs, Colorado Utilities Revenue Refunding Series 2020A
500,000	5.000%, 11/15/31	Aa2/AA+/NR	662,380
840,000	5.000%, 11/15/32	Aa2/AA+/NR	1,110,413
400,000	5.000%, 11/15/33	Aa2/AA+/NR	527,892

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement Series 2019A
1,310,000	5.000%, 11/01/30	NR/A+/NR	1,682,079
	Total Electric		7,856,858

	Higher Education (13.5%)
	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	879,628
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	7,796,110

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,185,050

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,282,966

	Colorado Mountain College COP, Series 2021
340,000	4.000%, 12/01/32	Aa3/NR/NR	414,922
685,000	4.000%, 12/01/33	Aa3/NR/NR	834,405

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,228,460

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30	Aa3/NR/NR	1,426,228
1,710,000	5.000%, 11/01/32	Aa3/NR/NR	2,185,790
835,000	5.000%, 11/01/33	Aa3/NR/NR	1,065,727

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)

$2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	$3,302,898
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,537,363
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,571,849

1,000,000	5.000%, 03/01/31 SHEIP Insured	Aa2/AA/NR	1,336,100

	University of Colorado Enterprise System, Series A
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,388,144

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,515,480

	University of Colorado Enterprise System, Series 2019B
1,000,000	5.000%, 06/01/32	Aa1/NR/AA+	1,271,490
1,000,000	5.000%, 06/01/33	Aa1/NR/AA+	1,269,490

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,103,940
	Total Higher Education		35,596,040

	Hospital (0.5%)
	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/AA-	1,284,030

	Lease (13.7%)
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,360,170

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,208,575
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	2,996,950

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,471,580

	Colorado State Building Excellent Schools Today COP
500,000	5.000%, 03/15/32 Series 2020 R	Aa2/AA-/NR	647,965

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (continued)
	Colorado State COP Rural Colorado
$2,695,000	4.000%, 12/15/34 Series 2020 A	Aa2/AA-/NR	$3,277,578
2,000,000	5.000%, 12/15/33 Series 2021 A	Aa2/AA-/NR	2,692,700

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,023,724

	Colorado State Higher Education Lease Purchase Financing Program COP
1,000,000	4.000%, 09/01/32 Series 2020	Aa2/AA-/NR	1,245,240

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,249,490

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,764,413

	Foothills Park and Recreation District, Colorado COP
1,525,000	4.000%, 12/01/33 Series 2021	NR/AA-/NR	1,860,729

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,609,135

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,164,940

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,934,100

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,245,670
1,010,000	4.000%, 12/15/35 Series 2021	NR/AA-/NR	1,207,899

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	A1/NR/NR	829,800

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,484,322
	Total Lease		36,274,980

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (2.8%)
	Broomfield, Colorado Sales & Use Tax
$1,000,000	5.000%, 12/01/30	Aa3/NR/NR	$1,232,550

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,274,213

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,155,720

	Denver, Colorado City & County Dedicated Tax Revenue, Series 2021A
1,000,000	4.000%, 08/01/32	Aa3/AA-/AA-	1,237,400
1,165,000	4.000%, 08/01/33	Aa3/AA-/AA-	1,438,775

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,127,725

	Total Sales Tax		7,466,383

	Transportation (4.2%)
	E-470 Public Highway Authority, Colorado Senior Revenue
2,515,000	5.000%, 09/01/36	A2/A/NR	3,237,585

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	A1/AA/AA-	2,294,720

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project Series 2013A
3,000,000	5.000%, 11/01/32	Aa2/AA+/AA	4,130,040

	Roaring Fork Transportation Authority Property Tax Revenue, Series 2021A
500,000	4.000%, 12/01/33	NR/AA-/NR	618,855
650,000	4.000%, 12/01/34	NR/AA-/NR	802,627
	Total Transportation		11,083,827

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (8.5%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
$1,320,000	5.000%, 12/01/24	NR/AA-/NR	$1,494,900
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,152,937

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,616,681

	Central Weld County, Colorado Water District
300,000	4.000%, 12/01/31 AGMC Insured	NR/AA/NR	366,810
250,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	303,848
200,000	4.000%, 12/01/33 AGMC Insured	NR/AA/NR	242,668

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,077,893

	Colorado Water Resource & Power Development Authority State Revolving Fund Revenue Refunding, Series 2021A
575,000	5.000%, 03/01/32	Aaa/AAA/AAA	777,584

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,002,890

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,051,841

	East Cherry Creek Water & Sanitation District Arapahoe County Water Revenue Activity Enterprise Refunding, Series 2020
1,085,000	5.000%, 11/15/32	NR/AA-/NR	1,405,509

	Firestone, Colorado Water Enterprise, Series 2020
750,000	5.000%, 12/01/32 BAMAC Insured	NR/AA/NR	977,745

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,036,230

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,511,748

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
$1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	$1,015,490
1,125,000	4.000%, 11/01/32	NR/AA+/NR	1,358,145
1,000,000	4.000%, 11/01/33	NR/AA+/NR	1,205,390

	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds, Series 2020
800,000	4.000%, 12/01/31	NR/AA/NR	978,160

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,108,136

	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	617,105
	Total Water & Sewer		22,301,710
	Total Revenue Bonds		124,895,613

	Pre-Refunded Bonds (9.3%)††
	Pre-Refunded General Obligation Bonds (3.7%)
	School Districts (3.7%)
	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,034,800
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,104,400

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa1/AA/NR	1,274,937

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,881,952

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa1/NR/NR	1,178,070

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa1/AA/NR	1,194,460
	Total Pre-Refunded General Obligation Bonds		9,668,619

	Pre-Refunded Revenue Bonds (5.6%)
	Electric (0.4%)
	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,104,573

Principal Amount	Pre-Refunded Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (2.6%)
	Colorado State Board of Governors University Enterprise System, Series A
$2,300,000	5.000%, 03/01/25 SHEIP Insured	NR/NR/NR**	$2,317,779

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,412,164

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,024,345
			6,754,288

	Lease (1.3%)
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,516,699

	Sales Tax (1.3%)
	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,299,167

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,068,876
	Total Sales Tax		3,368,043
	Total Pre-Refunded Revenue Bonds		14,743,603
	Total Pre-Refunded Bonds		24,412,222
	Total Municipal Bonds (cost $238,341,251)		249,644,664

Shares	Short-Term Investment (5.4%)

14,198,233	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $14,198,233)	Aaa-mf/AAAm/NR	14,198,233

	Total Investments (cost $252,539,484-note b)	100.0%	263,842,897
	Other assets less liabilities	0.0	62,877
	Net Assets	100.0%	$ 263,905,774

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	3.0%
	Prerefunded bonds\ ETM bonds ††	9.8
	Aa of Moody's or AA of S&P or Fitch	79.5
	A of Moody's or S&P	7.7
		100.0%

See accompanying notes to financial statements.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

**	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $252,505,573 amounted to $11,337,324, which consisted of aggregate gross unrealized appreciation of $11,469,937 and aggregate gross unrealized depreciation of $132,613.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2021:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$14,198,233
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	249,644,664
Level 3 – Significant Unobservable Inputs	–
Total	$263,842,897

+ See schedule of investments for a detailed listing of securities.